Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 97.8%
Aerospace & Defense — 0.4%
Airbus S.E.	9,497	$1,389,946
Auto Manufacturers — 2.6%
Ferrari N.V.	3,602	1,693,336
Rivian Automotive, Inc., Class A*	34,193	383,646
Tesla, Inc.*	27,302	7,143,022
		9,220,004
Beverages — 0.2%
PepsiCo, Inc.	3,800	646,190
Biotechnology — 1.1%
Argenx S.E., ADR*	5,675	3,076,304
Legend Biotech Corp., ADR*	17,245	840,349
		3,916,653
Chemicals — 0.7%
Linde PLC	4,968	2,369,041
Computers — 9.6%
Apple, Inc.	144,837	33,747,021
Diversified Financial Services — 5.6%
Mastercard, Inc., Class A	16,150	7,974,870
The Charles Schwab Corp.	43,546	2,822,216
Visa, Inc., Class A	32,371	8,900,407
		19,697,493
Electronics — 0.1%
Amphenol Corp., Class A	6,535	425,821
Healthcare Products — 4.2%
Danaher Corp.	14,583	4,054,365
IDEXX Laboratories, Inc.*	1,063	537,049
Intuitive Surgical, Inc.*	11,959	5,875,098
Natera, Inc.*	1,542	195,757
Stryker Corp.	4,195	1,515,486
Thermo Fisher Scientific, Inc.	4,213	2,606,035
		14,783,790
Healthcare Services — 2.3%
The Cigna Group.	7,036	2,437,552
UnitedHealth Group, Inc.	9,617	5,622,867
		8,060,419
Insurance — 0.4%
Chubb Ltd.	5,300	1,528,467
Internet — 25.2%
Alphabet, Inc., Class A	112,030	18,580,176
Alphabet, Inc., Class C	24,540	4,102,843
Amazon.com, Inc.*	141,665	26,396,440
Booking Holdings, Inc.	469	1,975,484
Coupang, Inc.*	76,162	1,869,777
Meta Platforms, Inc., Class A	30,121	17,242,465
Netflix, Inc.*	8,848	6,275,621
Pinterest, Inc., Class A*	35,701	1,155,641
Shopify, Inc., Class A*	54,771	4,389,348
Spotify Technology S.A.*	6,787	2,501,213
	Number of Shares	Value†

Internet — (continued)
Uber Technologies, Inc.*	58,233	$4,376,792
		88,865,800
Machinery — Diversified — 0.4%
Rockwell Automation, Inc.	5,918	1,588,746
Miscellaneous Manufacturing — 0.9%
Teledyne Technologies, Inc.*	7,460	3,264,944
Pharmaceuticals — 3.8%
Eli Lilly & Co.	15,312	13,565,513
Retail — 3.4%
Chipotle Mexican Grill, Inc.*	70,543	4,064,688
Dollar General Corp.	21,905	1,852,506
Floor & Decor Holdings, Inc., Class A*	14,217	1,765,325
Lululemon Athletica, Inc.*	5,269	1,429,743
Starbucks Corp.	30,755	2,998,305
		12,110,567
Semiconductors — 12.8%
Advanced Micro Devices, Inc.*	17,580	2,884,526
ASML Holding N.V.	4,129	3,440,489
NVIDIA Corp.	318,440	38,671,354
		44,996,369
Software — 23.3%
Adobe, Inc.*	5,038	2,608,576
AppLovin Corp., Class A*	11,684	1,525,346
Atlassian Corp., Class A*	9,335	1,482,491
Autodesk, Inc.*	8,516	2,345,988
Duolingo, Inc.*	2,761	778,657
Dynatrace, Inc.*	34,945	1,868,509
Fiserv, Inc.*	14,758	2,651,275
HubSpot, Inc.*	3,575	1,900,470
Intuit, Inc.	7,838	4,867,398
Magic Leap, Inc., Class A(1),*,#	1,353	0
Microsoft Corp.	107,993	46,469,389
Monday.com Ltd.*	870	241,660
MongoDB, Inc.*	1,684	455,269
Roper Technologies, Inc.	5,896	3,280,770
Salesforce, Inc.	4,219	1,154,783
ServiceNow, Inc.*	7,280	6,511,159
Snowflake, Inc., Class A*	8,399	964,709
Stripe, Inc., Class B(1),*,#	8,608	223,808
Synopsys, Inc.*	5,344	2,706,148
		82,036,405
Transportation — 0.8%
Old Dominion Freight Line, Inc.	13,358	2,653,433
TOTAL COMMON STOCKS (Cost $178,501,954)		344,866,622

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Industrial — 0.2%
Lineage, Inc. (Cost $826,955)	10,585	829,652

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†

PREFERRED STOCKS — 0.6%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	$299,707
Electronics — 0.5%
GM Cruise, Class F, CONV(1),*,#	27,200	158,848
Sartorius AG	5,209	1,464,665
		1,623,513
TOTAL PREFERRED STOCKS (Cost $2,723,619)		1,923,220

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)	999,719	999,719
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.110%)	2,261,090	2,261,090
TOTAL SHORT-TERM INVESTMENTS (Cost $3,260,809)		3,260,809
TOTAL INVESTMENTS — 99.5% (Cost $185,313,337)		$350,880,303
Other Assets & Liabilities — 0.5%		1,603,070
TOTAL NET ASSETS — 100.0%		$352,483,373

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $682,363 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
GM Cruise, Class F	05/07/19	$496,400	$158,848
Magic Leap, Inc., Class A	01/20/16	657,500	0
Stripe, Inc., Class B	12/17/19	135,060	223,808
Waymo LLC, Series A-2	05/08/20	320,886	299,707
Total		$1,609,846	$682,363
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2024††
United States	94%
Netherlands	2
Canada	2
Sweden	1
Italy	1
Total	100%
††	% of total investments as of September 30, 2024.

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